Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal	$ 62,616	$ 50,919	$ 50,197
State	9,234	6,245	6,338
Foreign	5,810	5,478	315
Income tax expense	77,660	62,642	56,850
Current	69,071	55,918	48,540
Deferred	8,589	6,724	8,310
Income tax expense	$ 77,660	$ 62,642	$ 56,850